EQUITY, Regulatory Capital (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Regulatory capital [Abstract]
Capital requirement	S/ 29,123.5	S/ 25,720.7
Capital commitments	40,009.5	33,452.6
Increase of capital requirement	S/ 10,885.9	S/ 7,731.9